Pension Schemes - Schedule of Defined Benefit and Defined Contribution Schemes (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [abstract]
Defined benefit pension expense (net of settlement and past service credits)	£ 4	£ 36	£ 6
Defined contribution pension expense	91	75	52
Total	£ 95	£ 111	£ 58